Leases - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 39,473	$ 40,003
Interest	11,830	12,496
Lease liabilities	27,643	27,507
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	5,914	5,805
Interest	1,533	1,667
Lease liabilities	4,381	4,138
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	15,624	15,889
Interest	4,655	4,972
Lease liabilities	10,969	10,917
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	17,935	18,309
Interest	5,642	5,857
Lease liabilities	$ 12,293	$ 12,452